Fair Value Measurements Other Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Carrying value of long-term debt and current portion of long-term debt	$ 9,644	$ 10,076
Fair value of long-term debt and current portion of long-term debt	$ 9,821	$ 10,793